Summary of Significant Accounting Policies (Details) - Schedule of revenue by source generated from services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 511	$ 120
Epigenetic biomarker services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	400
Epigenetic biomarker royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	83	85
Life insurance commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 28	$ 35